WARRANTS AND OPTIONS (Details Narrative) $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 20, 2025 shares	Feb. 12, 2025 shares	Jan. 15, 2025 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of warrants exercised						1,407,787		1,330,300
Proceeds from exercise warrants | $						$ 7,251
Share based compensation | $						$ 7,117	$ 669
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued				1,407,787		1,407,787
Number of warrants exercised						1,407,787
Proceeds from exercise warrants | $						$ 7,251
Share options [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued					145,999		145,999
Number of warrants exercised						145,999
Share based compensation | $				$ 426	$ 132	$ 3,740	$ 486
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued				20,000	324,668	20,000	324,668
Share based compensation | $				$ 2,822	$ 2,410	$ 3,342	$ 2,547
RSU's granted						545,000		326,000
Number of other equity instruments exercisable in share-based payment arrangement				159,667		159,667		8,000
Restricted share units [member] | Employee [Member]
IfrsStatementLineItems [Line Items]
RSU's granted			20,000
Restricted share units [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
RSU's granted		400,000
Description of RSU's vesting and conversion		The RSUs will vest upon the Company entering into one or more agreements for the binding supply of at least 10,000 smart carts.
Restricted share units [member] | Advisor [member]
IfrsStatementLineItems [Line Items]
RSU's granted	125,000